Cover	Jan. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 18, 2022
Current Fiscal Year End Date	--05-31
Entity File Number	001-39437
Entity Registrant Name	Corvus Gold ULC
Entity Central Index Key	0001507964
Entity Tax Identification Number	98-0668473
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	Suite 1750
Entity Address, Address Line Two	700 West Pender Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	N/A
City Area Code	604
Local Phone Number	638-3246
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	KOR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false